CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income/(loss)	$ 134
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	354
(Increase) / Decrease in:
Accounts receivable, trade	24
Due from a related party	(70)
Inventories	23
Prepaid expenses and other assets	(460)
Deferred charges	(152)
Increase / (Decrease) in:
Accounts payable, trade and other	263
Due to related parties	59
Accrued liabilities, net of accrued preferred dividends	312
Deferred revenue	228
Net cash provided by / (used in) Operating Activities	715
Cash Flows used in Investing Activities:
Payments for vessel improvements (Note 4)	(42)
Net cash used in Investing Activities	(42)
Cash Flows from Financing Activities:
Proceeds from Spin-Off	1,000
Net cash provided by/ (used in) Financing Activities	1,000
Net increase/(decrease) in cash and cash equivalents	1,673
Cash and cash equivalents at beginning of the period	0
Cash and cash equivalents at end of the year	1,673
Supplemental Cash Flow Information [Abstract]
Issuance of common and preferred stock in exchange for entities acquisition	$ 47,084